NONCONTROLLING INTERESTS (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REDEEMABLE NONCONTROLLING INTERESTS
Balance at beginning of year	640,000,000	362,000,000	236,000,000
Earnings/(loss)	(13,000,000)	(7,000,000)	12,000,000
Other comprehensive loss, Change in unrealized loss on cash flow hedges, net of tax	(1,000,000)	(3,000,000)	(13,000,000)
Comprehensive loss	(14,000,000)	(10,000,000)	(1,000,000)
Distributions to unitholders	(49,000,000)	(33,000,000)	(23,000,000)
Contributions from unitholders	226,000,000	168,000,000
Redemption value adjustment	197,000,000	153,000,000	150,000,000
Balance at end of year	1,000,000,000	640,000,000	362,000,000
Additional disclosure
Fund acquired businesses from a wholly-owned subsidiary of the entity, consideration paid	1,200,000,000	1,200,000,000
Ownership interest percentage held by noncontrolling owners	67.70%	64.60%	58.20%